SIGNIFICANT ACCOUNTING POLICIES (Schedule of Original Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2014 item
Segments
Number of operating segments	4
Computer Software Intangible Asset [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Original estimated useful lives	3 years
Computer Software Intangible Asset [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Original estimated useful lives	5 years
Student Populations [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Original estimated useful lives	2 years 9 months 18 days
Student Populations [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Original estimated useful lives	15 years
Customer Relationships [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Original estimated useful lives	1 year 9 months 18 days
Customer Relationships [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Original estimated useful lives	5 years 8 months 12 days
Cooperative Agreement [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Original estimated useful lives	1 year 3 months 18 days
Cooperative Agreement [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Original estimated useful lives	10 years
Off Market Favorable Lease [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Original estimated useful lives	9 months 18 days
Off Market Favorable Lease [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Original estimated useful lives	20 years
Non compete Agreements [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Original estimated useful lives	3 years
Non compete Agreements [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Original estimated useful lives	4 years 6 months